Transactions with related companies	12 Months Ended
Dec. 31, 2021
Hierarchy and fair value of financial instruments [Line Items]
Transactions with related companies

32.   Transactions with related companies

(a)	The Group has carried out the following transactions with its related companies in the years 2021, 2020 and 2019:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Associates -
Revenues from:
Royalties	15,928	18,638	22,297
Energy	3,255	3,173	3,181
Supplies, note 28(a)	169	890	1,259
Mineral	—	211	683
Mining concessions, property, plant and equipment, note 28(a)	—	—	11

Purchase of:
Supplies	53	55	9

Services rendered to:
Administrative and Management services	802	672	359
Operation and maintenance services related to energy transmission	262	280	287
Services of energy transmission	153	320	287
Constructions services	8	72	4

Dividends received and collected from:
Sociedad Minera Cerro Verde S.A.A.	137,091	—	29,377
Compañía Minera Coimolache S.A.	11,320	3,649	4,011
	148,411	3,649	33,388
Joint Venture -
Interest income:
Transportadora Callao S.A., note 29(a)	89	114	86

Non-controlling shareholders -
Dividends paid to:
Newmont Peru Limited - Sucursal del Perú	6,160	5,140	6,500

(b)	As a result of the transactions indicated in the paragraph (a), the Group had the following accounts receivable and payable from/to associates:

	2021	2020
	US$(000)	US$(000)

Trade and other receivables, note 7(a)
Minera Yanacocha S.R.L.	4,314	5,604
Compañía Minera Coimolache S.A.	312	469
	4,626	6,073
Other receivables, note 7(a)
Transportadora Callao S.A.	1,855	2,035
Compañía Minera Coimolache S.A.	443	277
	2,298	2,312
	6,924	8,385

Trade and other payables, note 14(a)
Compañía Minera Coimolache S.A.	113	141

Other payables, note 14(a)
Compañía Minera Coimolache S.A.	—	292
Other minor	14	36
	14	328
	127	469

As of December 31, 2021 and 2020, there is no allowance for expected credit losses related to related parties accounts.

(c)	S.M.R.L. Chaupiloma Dos de Cajamarca -

In accordance with mining lease, amended and effective on January 1, 1994, Minera Yanacocha S.R.L. pays the Group a 3% royalty based on quarterly production sold at current market prices, after deducting refinery and transportation costs. The royalty agreement expires in 2032.

(d)	Key officers -

As of December 31, 2021 and 2020, loans to employees, directors and key personnel amounts to US $3,000 and US $7,000, respectively, are payable monthly and earn interest at market rates.

There are no loans to the Group’s directors and key personnel guaranteed with Buenaventura or any of its subsidiaries’ shares.

The Group’s key executives’ compensation (including the related income taxes assumed by the Group) for the years ended 2021 and 2020 are presented below:

	2021	2020
	US$(000)	US$(000)

Accounts payable:
Directors’ remuneration	1,639	1,797
Salaries	847	856
Bonus to officers	11,650	5,828

Total	14,136	8,481

	2021	2020	2019
	US$(000)	US$(000)	US$(000)
Disbursements:
Salaries	10,278	11,586	12,690
Directors’ compensations	1,841	1,797	1,746
Total	12,119	13,383	14,436

(e)

The account receivable from Consorcio Transportadora Callao corresponds to the disbursements made between 2011 and 2013 by the subsidiary El Brocal in order to participate in the joint venture (see note 10(c)). This account receivable generates interest at an annual rate of 6.25% plus 3 month LIBOR and it is estimated that it will be collected from the year 2023.

Minera Yanacocha SRL and subsidiary [Member]
Hierarchy and fair value of financial instruments [Line Items]
Transactions with related companies

25.   Transactions with related parties

(a)	The main transactions carried out by the Company with its related parties in the years 2021 and 2020 were:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Royalties accrued:
Affiliates:
S.M.R.L. Chaupiloma Dos de Cajamarca, note 19 and 1(a)	15,928	18,638	22,297

Services rendered by:
Affiliates:
Newmont USA Limited	10,283	10,214	4,118
Newmont International Services	6,967	5,264	10,822
Newmont Peru S.R.L. (management services) (b)	5,221	9,017	10,729

(b)	Management services including key personnel are provided by a related party.
(c)	As a result of the transactions indicated in the paragraph (a), the Company had the following accounts receivable and payable from and (or) to affiliates:

	2021	2020
	US$(000)	US$(000)

Balance receivable from related parties, note 6
Newmont USA Limited	1,652	435
Newmont International Services Limited	288	1,431
Oroplata S.A.	59	254
Newmont Global Employment Limited	24	5
Newmont Peru S.R.L.	16	22
Newmont Technologies Limited	8	—
Suriname Gold Company	1	—
Others	3	(3)
NVL, USA Limited, Delaware	—	156

	2,051	2,300

Balance payable for related parties, note 12
Newmont USA Limited.	4,492	2,366
S.M.R Chaupiloma Dos de Cajamarca	3,623	4,596
Newmont International Service Limited	2,534	4,227
Newmont Peru S.R.L.	769	1,033
Newmont Technologies Limited.	293	142
Newmont Mining Services Pty Ltd	258	—
Suriname Gold Company LLC	5	—
Newmont Global Employment Limited P	118	—
NVL, USA Limited, Delawar	222	—
Others	3	10

	12,317	12,374

AII the balances above are of current maturity, have no specific guarantees and are not interest bearing.

For the years ended December 31, 2021 and 2020, there is no allowance for expected credit losses related to related parties accounts.